FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about contractual maturities relating to their undiscounted cash flows (Details) - CAD ($)
$ in Thousands
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 23,436	$ 17,486
Borrowings	310	$ 115,266
Bank borrowings, undiscounted cash flows	23,746
Contractual Cash Flows
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	23,436
Borrowings	330
Bank borrowings, undiscounted cash flows	23,766
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	23,436
Borrowings	80
Bank borrowings, undiscounted cash flows	23,516
1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Borrowings	220
Bank borrowings, undiscounted cash flows	220
3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Borrowings	30
Bank borrowings, undiscounted cash flows	30
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Borrowings	0
Bank borrowings, undiscounted cash flows	$ 0